Capital management - Additional Information (Detail) - Renewed facility		12 Months Ended
	Dec. 19, 2022 remedy d	Dec. 31, 2023
Capital Management [Line Items]
Covenant compliance testing period		6 months
Covenant break remedy period	10 days
Covenant repair consecutive opportunities | d	2
Covenant break total opportunities | remedy	4
Issuance Of Guarantees And Letters Of Credit
Capital Management [Line Items]
Interest cover ratio		0.6